Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Current Assets
Cash and cash equivalents	$ 4,966,839	$ 11,443,059
Restricted cash	338,712
Accounts receivable, net	36,503
Other receivable	107,179	47,639
Prepaid expenses	2,326,185	946,299
Inventory	41,185
Notes receivable		485,000
Income tax receivable	894,743	1,147,213
Total current assets	8,711,346	14,069,210
Non-current assets
Property and equipment, net	2,041,242	2,205,084
Long term investment		5,086,413
Deferred income tax assets		411,934
Intangible assets	4,686,228	398,794
Right-of-use assets	1,117,554	976,404
Goodwill	2,652,766	854,887
Total assets	19,209,136	24,002,726
Current liabilities
Accounts payable and other liabilities	2,121,051	2,120,660
Student deposits		46,040
Income tax payable	1,872
Lease liabilities – current	559,375	461,161
Deferred revenue	4,057,517	3,286,350
Total current liabilities	6,879,815	6,054,211
Non-current liabilities
Lease liabilities – non current	571,131	561,897
Deferred income tax liabilities	824,480
Total liabilities	8,275,426	6,616,108
Commitments and contingencies
Common shares subject to redemption		1,250,000
Shareholders’ equity
Common shares, US$0.0015873 par value, 31,500,000 shares authorized, 11,998,173 and 11,350,704 shares issued and outstanding as of September 30, 2023 and 2022, respectively	19,045	17,697
Additional paid-in capital	18,232,263	16,276,866
Deficit	(9,071,818)	(2,309,114)
Accumulated other comprehensive loss	(36,284)	(28,939)
Total shareholders’ equity	9,143,206	13,956,510
Non-controlling interests	1,790,504	2,180,108
Total liabilities and shareholders’ equity	19,209,136	24,002,726
Related Party
Current liabilities
Due to related party	$ 140,000	$ 140,000